ETF | Vanguard FTSE All-World ex-US Small-Cap Index Fund
ETF Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees<br/><br/>(Fees paid directly from your investment)
Shareholder Fees	ETF Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares USD ($) [1]
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none
[1]	None through Vanguard (Broker fees vary)

Annual Fund Operating Expenses <br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETF Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%

Example
The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ETF | Vanguard FTSE All-World ex-US Small-Cap Index Fund | ETF Shares | USD ($)	12	39	68	154

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. As of October 31, 2018, the Index included 3,430 stocks of companies located in 46 markets, including both developed and emerging markets. As of October 31, 2018, the largest markets covered in the Index were Japan, Canada, the United Kingdom, and Taiwan (which made up approximately 16%, 14%, 11%, and 6%, respectively, of the Index’s market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Currency risk is especially high in emerging markets.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low.

• Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. The stock prices of small companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund‘s target index and a comparative index, which have investment characteristics similar to those of the Fund. Returns for the FTSE Indexes shown are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.23% (quarter ended September 30, 2010), and the lowest return for a quarter was –22.25% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - ETF - Vanguard FTSE All-World ex-US Small-Cap Index Fund		1 Year	5 Years	Since Inception	Inception Date
ETF Shares | Based on NAV		(18.43%)	1.08%	9.28%	Apr. 02, 2009
ETF Shares | Based on NAV Return After Taxes on Distributions		(18.96%)	0.29%	8.49%	Apr. 02, 2009
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares		(10.54%)	0.69%	7.49%	Apr. 02, 2009
ETF Shares | Based on Market Price		(18.47%)	1.06%	9.30%	Apr. 02, 2009
FTSE Global Small Cap ex US Index	[1]	(18.80%)	0.92%	9.51%	Apr. 02, 2009
FTSE Global Small Cap ex US Fair Value Index	[1]	(18.66%)			Apr. 02, 2009
[1]	Comparative Indexes (reflect no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.